Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.1%
AerSale Corp.* 14,588 $ 218,966
Air Freight & Logistics - 0.4%
Hub Group, Inc. - Class A* 9,324 840,372
Radiant Logistics, Inc.* 13,559 104,404
944,776
Automobile Components - 0.4%
Fox Factory Holding Corp.* 3,450 386,055
LCI Industries 2,047 278,945
Patrick Industries, Inc. 1,817 157,261
XPEL, Inc.* 2,261 183,661
1,005,922
Automobiles - 0.3%
Thor Industries, Inc. 4,348 502,150
Winnebago Industries, Inc. 2,487 171,106
673,256
Banks - 4.5%
Amalgamated Financial Corp. 6,143 122,614
Bancorp, Inc. (The)* 10,972 415,839
Bridgewater Bancshares, Inc.* 5,612 60,105
Business First Bancshares, Inc. 5,092 104,131
Byline Bancorp, Inc. 7,580 166,381
Capstar Financial Holdings, Inc. 4,209 62,630
Coastal Financial Corp.* 2,663 120,288
CrossFirst Bankshares, Inc.* 9,760 113,899
Customers Bancorp, Inc.* 6,278 263,550
Dime Community Bancshares, Inc. 7,790 174,496
Enterprise Financial Services Corp. 7,483 306,803
Esquire Financial Holdings, Inc. 1,646 82,210
Fidelity D&D Bancorp, Inc.
#
1,141 57,894
First Bank 3,946 49,325
First Citizens BancShares, Inc. - Class A 2,878 4,119,281
First Foundation, Inc. 11,317 82,727
Five Star Bancorp 3,467 85,566
Guaranty Bancshares, Inc. 2,360 75,024
Independent Bank Corp. 4,255 87,908
John Marshall Bancorp, Inc. 2,831 53,789
Metropolitan Bank Holding Corp.* 2,263 102,491
Midland States Bancorp, Inc. 4,430 103,795
Northeast Bank 1,671 79,607
Northeast Community Bancorp, Inc.
#
3,020 48,894
Norwood Financial Corp. 1,633 52,011
Old Second Bancorp, Inc. 8,963 143,318
Orange County Bancorp, Inc.
#
1,137 51,211
Origin Bancorp, Inc. 6,170 201,142
Pathward Financial, Inc. 5,414 281,311
Plumas Bancorp 1,174 42,475
Preferred Bank 2,989 197,513
ServisFirst Bancshares, Inc. 10,905 650,810
SmartFinancial, Inc. 3,425 86,036
Southern Missouri Bancorp, Inc. 2,282 109,696
Southern States Bancshares, Inc. 1,765 44,390
Stock Yards Bancorp, Inc. 5,901 282,127
Summit Financial Group, Inc. 2,950 66,552

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Banks - (continued)
Triumph Financial, Inc.* 4,682 $ 332,001
UMB Financial Corp. 9,745 691,895
United Community Banks, Inc. 23,099 671,488
Unity Bancorp, Inc. 2,015 53,438
Western Alliance Bancorp 21,964 1,141,030
12,037,691
Beverages - 1.1%
Coca-Cola Consolidated, Inc. 3,221 2,040,214
MGP Ingredients, Inc. 8,501 969,199
3,009,413
Biotechnology - 0.9%
Catalyst Pharmaceuticals, Inc.* 104,285 1,442,261
Point Biopharma Global, Inc.* 103,890 928,777
2,371,038
Building Products - 2.8%
Advanced Drainage Systems, Inc. 22,468 2,740,871
CSW Industrials, Inc. 4,428 799,475
Insteel Industries, Inc. 5,524 178,149
Simpson Manufacturing Co., Inc. 12,144 1,918,752
UFP Industries, Inc. 17,669 1,815,667
7,452,914
Capital Markets - 1.6%
Bridge Investment Group Holdings, Inc. - Class A 6,547 81,903
Focus Financial Partners, Inc. - Class A* 13,253 693,529
Hamilton Lane, Inc. - Class A 7,753 685,598
Interactive Brokers Group, Inc. - Class A 20,657 1,803,976
Open Lending Corp. - Class A* 24,217 273,410
PJT Partners, Inc. - Class A 4,977 394,726
Victory Capital Holdings, Inc. - Class A 13,428 445,272
4,378,414
Chemicals - 0.5%
Hawkins, Inc. 16,633 777,593
Origin Materials, Inc.
#
,* 113,491 508,439
1,286,032
Commercial Services & Supplies - 2.7%
Driven Brands Holdings, Inc.* 47,699 1,233,973
Heritage-Crystal Clean, Inc.* 6,939 319,680
Rollins, Inc. 140,262 5,726,897
7,280,550
Communications Equipment - 0.1%
Clearfield, Inc.
#
,* 7,504 350,737
Construction & Engineering - 2.1%
Ameresco, Inc. - Class A
#
,* 9,702 564,753
Comfort Systems USA, Inc. 10,174 1,769,971
MYR Group, Inc.* 4,767 679,584
WillScot Mobile Mini Holdings Corp.* 57,597 2,761,776
5,776,084
Construction Materials - 1.9%
Eagle Materials, Inc. 28,039 5,169,550
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc.* 51,945 3,444,473
Ingles Markets, Inc. - Class A 5,582 473,354
3,917,827

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc. 11,685 $ 286,867
Electric Utilities - 0.4%
NRG Energy, Inc. 18,579 705,816
Otter Tail Corp. 3,354 271,708
977,524
Electrical Equipment - 2.5%
Atkore, Inc.* 10,976 1,741,562
Encore Wire Corp. 4,999 853,279
Generac Holdings, Inc.* 17,718 2,723,257
Preformed Line Products Co. 1,394 241,873
Shoals Technologies Group, Inc. - Class A* 48,345 1,255,036
6,815,007
Electronic Equipment, Instruments & Components - 6.0%
Fabrinet* 17,885 2,211,301
Insight Enterprises, Inc.* 16,391 2,404,396
Jabil, Inc. 65,331 7,230,182
Littelfuse, Inc. 12,240 3,728,304
Napco Security Technologies, Inc. 18,107 678,650
16,252,833
Energy Equipment & Services - 0.1%
Atlas Energy Solutions, Inc. - Class A 10,960 216,460
ProFrac Holding Corp. - Class A
#
,* 10,492 135,032
351,492
Entertainment - 0.4%
Sciplay Corp. - Class A* 4,130 80,948
Vivid Seats, Inc. - Class A* 15,097 125,758
World Wrestling Entertainment, Inc. - Class A 8,439 886,095
1,092,801
Financial Services - 0.3%
International Money Express, Inc.* 7,307 177,049
Merchants Bancorp 8,666 273,932
NMI Holdings, Inc. - Class A* 16,722 446,645
897,626
Food Products - 1.6%
Darling Ingredients, Inc.* 61,667 4,270,440
Gas Utilities - 0.2%
National Fuel Gas Co. 7,413 393,704
Ground Transportation - 2.3%
ArcBest Corp. 6,817 792,954
Landstar System, Inc. 10,242 2,085,169
Saia, Inc.* 7,543 3,191,745
Universal Logistics Holdings, Inc. 7,482 232,615
6,302,483
Health Care Equipment & Supplies - 6.2%
QuidelOrtho Corp.* 65,486 5,720,857
Shockwave Medical, Inc.* 25,576 6,665,105
STAAR Surgical Co.* 47,504 2,601,794
UFP Technologies, Inc.* 7,484 1,456,873
Zynex, Inc.* 36,035 351,702
16,796,331
Health Care Providers & Services - 6.8%
AdaptHealth Corp. - Class A* 131,899 1,812,292
AMN Healthcare Services, Inc.* 38,978 4,176,493

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Cross Country Healthcare, Inc.* 35,334 $ 911,617
DocGo, Inc.* 101,711 853,355
Ensign Group, Inc. (The) 55,020 5,329,787
Fulgent Genetics, Inc.* 29,203 1,133,953
Joint Corp. (The)* 14,433 194,846
Progyny, Inc.* 92,800 3,875,328
18,287,671
Health Care Technology - 1.6%
Doximity, Inc. - Class A* 119,358 4,264,661
Hotels, Restaurants & Leisure - 0.2%
ONE Group Hospitality, Inc. (The)* 2,604 19,192
Wingstop, Inc. 2,449 412,852
Xponential Fitness, Inc. - Class A* 2,675 56,496
488,540
Household Durables - 1.9%
Cavco Industries, Inc.* 698 206,364
Century Communities, Inc. 2,614 201,853
Dream Finders Homes, Inc. - Class A
#
,* 2,673 68,162
Green Brick Partners, Inc.* 3,694 208,785
Installed Building Products, Inc. 2,313 342,370
KB Home 6,699 361,545
Legacy Housing Corp.* 1,985 47,084
Lovesac Co. (The)* 1,223 35,809
M/I Homes, Inc.* 2,275 227,500
MDC Holdings, Inc. 5,954 305,321
Meritage Homes Corp. 2,991 445,510
Skyline Champion Corp.* 4,649 323,849
Taylor Morrison Home Corp. - Class A* 8,867 429,340
Tempur Sealy International, Inc. 13,992 624,463
Toll Brothers, Inc. 8,909 715,660
TopBuild Corp.* 2,597 711,396
5,255,011
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc.* 11,587 101,386
Industrial REITs - 0.5%
Innovative Industrial Properties, Inc. 2,217 175,653
Rexford Industrial Realty, Inc. 15,768 868,659
Terreno Realty Corp. 6,543 388,262
1,432,574
Insurance - 1.5%
F&G Annuities & Life, Inc.
#
25,398 665,427
Hagerty, Inc. - Class A* 16,933 149,518
Kinsale Capital Group, Inc. 4,647 1,731,612
Palomar Holdings, Inc.* 4,987 302,013
RLI Corp. 9,139 1,219,234
4,067,804
Interactive Media & Services - 1.1%
Cargurus, Inc. - Class A* 18,915 428,614
Shutterstock, Inc. 6,999 360,099
ZipRecruiter, Inc. - Class A* 14,467 267,929
ZoomInfo Technologies, Inc. - Class A* 78,164 1,998,653
3,055,295

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
IT Services - 0.4%
Perficient, Inc.* 17,149 $ 1,093,935
Leisure Products - 0.2%
AMMO, Inc.
#
,* 9,577 19,920
Brunswick Corp. 5,764 497,491
Malibu Boats, Inc. - Class A* 1,675 100,416
MasterCraft Boat Holdings, Inc.* 1,435 43,983
661,810
Life Sciences Tools & Services - 6.0%
Maravai LifeSciences Holdings, Inc. - Class A* 129,619 1,465,991
Medpace Holdings, Inc.* 29,966 7,586,492
Repligen Corp.* 41,894 7,187,335
16,239,818
Machinery - 2.4%
Franklin Electric Co., Inc. 13,145 1,298,989
Kadant, Inc. 3,330 742,091
Mueller Industries, Inc. 16,235 1,316,009
Toro Co. (The) 29,694 3,018,395
Velo3D, Inc.
#
,* 54,808 125,510
6,500,994
Marine Transportation - 0.4%
Matson, Inc. 10,197 953,012
Media - 0.5%
Nexstar Media Group, Inc. - Class A 6,955 1,298,638
PubMatic, Inc. - Class A* 8,296 165,837
1,464,475
Metals & Mining - 4.5%
Alpha Metallurgical Resources, Inc. 11,463 1,985,621
Commercial Metals Co. 92,804 5,310,245
MP Materials Corp.* 140,687 3,355,385
Ramaco Resources, Inc. - Class A 35,217 323,996
Ramaco Resources, Inc. - Class B
#
,* 6,984 99,382
Ryerson Holding Corp. 28,347 1,204,464
12,279,093
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AFC Gamma, Inc. 4,139 57,201
Chicago Atlantic Real Estate Finance, Inc. 3,660 55,778
112,979
Oil, Gas & Consumable Fuels - 2.1%
Callon Petroleum Co.* 11,859 445,424
Civitas Resources, Inc. 15,427 1,154,865
Crescent Energy Co. - Class A
#
9,279 110,142
Earthstone Energy, Inc. - Class A* 20,378 325,641
Evolution Petroleum Corp. 6,366 59,458
HighPeak Energy, Inc.
#
21,715 328,982
Matador Resources Co. 22,869 1,272,203
PDC Energy, Inc. 16,671 1,265,162
VAALCO Energy, Inc. 20,468 91,083
Viper Energy Partners LP 13,807 374,446
Vitesse Energy, Inc. 5,512 138,847
5,566,253
Personal Care Products - 0.7%
Beauty Health Co. (The)* 51,289 425,186
Medifast, Inc. 4,225 430,485

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Care Products - (continued)
Olaplex Holdings, Inc.* 252,919 $ 910,509
1,766,180
Professional Services - 4.6%
CBIZ, Inc.* 14,272 754,846
Concentrix Corp. 14,815 1,233,201
CRA International, Inc. 1,998 199,980
ExlService Holdings, Inc.* 9,466 1,334,233
Exponent, Inc. 14,468 1,296,043
Heidrick & Struggles International, Inc. 5,691 155,194
Insperity, Inc. 10,867 1,278,502
Korn Ferry 14,926 786,302
Paylocity Holding Corp.* 15,898 3,606,461
TriNet Group, Inc.* 16,919 1,780,386
12,425,148
Semiconductors & Semiconductor Equipment - 6.9%
ACM Research, Inc. - Class A* 27,026 354,041
Allegro MicroSystems, Inc.* 94,420 4,873,016
Alpha & Omega Semiconductor Ltd.* 13,526 444,735
Amkor Technology, Inc. 120,959 3,518,697
Diodes, Inc.* 22,531 2,128,954
Navitas Semiconductor Corp. - Class A
#
,* 79,262 838,592
Onto Innovation, Inc.* 24,098 2,995,863
Photronics, Inc.* 30,762 813,655
Power Integrations, Inc. 28,240 2,743,234
18,710,787
Software - 2.2%
CoreCard Corp.* 4,180 100,445
Qualys, Inc.* 18,162 2,520,886
SPS Commerce, Inc.* 17,981 3,243,593
5,864,924
Specialized REITs - 0.1%
National Storage Affiliates Trust 6,929 234,131
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc. 6,269 374,823
Arhaus, Inc. - Class A
#
,* 4,308 49,370
Asbury Automotive Group, Inc.* 1,766 398,410
AutoNation, Inc.* 3,701 595,787
Boot Barn Holdings, Inc.* 2,444 229,492
Dick's Sporting Goods, Inc. 5,108 720,228
Five Below, Inc.* 4,521 941,905
Floor & Decor Holdings, Inc. - Class A* 8,645 992,878
Group 1 Automotive, Inc. 1,153 298,085
Hibbett, Inc. 1,029 47,746
Leslie's, Inc.* 14,964 95,321
Lithia Motors, Inc. - Class A 2,226 691,240
MarineMax, Inc.* 1,786 72,029
OneWater Marine, Inc. - Class A* 1,164 43,824
Penske Automotive Group, Inc. 5,621 907,342
Revolve Group, Inc. - Class A* 3,318 65,431
RH* 1,800 698,706
Williams-Sonoma, Inc. 5,225 724,394
7,947,011

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - 5.6%
Dell Technologies, Inc. - Class C 126,814 $ 6,710,997
Super Micro Computer, Inc.* 25,859 8,540,452
15,251,449
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.* 5,035 545,542
Figs, Inc. - Class A* 156,894 1,154,740
1,700,282
Trading Companies & Distributors - 5.3%
BlueLinx Holdings, Inc.* 2,599 244,930
Boise Cascade Co. 11,275 1,166,850
Core & Main, Inc. - Class A* 47,200 1,491,992
Custom Truck One Source, Inc.
#
,* 70,067 484,864
GMS, Inc.* 11,765 866,963
Hudson Technologies, Inc.* 12,913 117,379
Rush Enterprises, Inc. - Class A 15,840 1,024,531
SiteOne Landscape Supply, Inc.* 12,804 2,176,680
Watsco, Inc. 11,134 4,210,767
WESCO International, Inc. 14,599 2,563,146
14,348,102
Water Utilities - 0.0%
Pure Cycle Corp.* 1,948 23,999
Total Common Stocks (cost $238,111,049) 270,407,602
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.2769%
∞
(cost $75,288) 75,281 75,288
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
£,∞
694,825 694,825
Time Deposits - 0.1%
Royal Bank of Canada, 5.3100%, 8/1/23 $ 173,706 173,706
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $868,531) 868,531
Total Investments (total cost $239,054,868 ) - 100.3% 271,351,421
Liabilities, net of Cash, Receivables and Other Assets - (0.3%) (847,540)
Net Assets - 100.0% $270,503,881

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 269,140,120 99.2%
Thailand 2,211,301 0.8
Total $ 271,351,421 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
$ 28,098
Δ
$ – $ – $ 694,825
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
$ 1,722,783 $ 37,092,566 $ (38,120,524) $ 694,825

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2023.
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 270,407,602 $ — $ —
Investment Companies 75,288 — —
Investments Purchased with Cash Collateral from Securities
Lending — 868,531 —
Total Assets $ 270,482,890 $ 868,531 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70329 09-23